Securian Funds Trust

Supplement dated August 1, 2016 to the Prospectus of Securian Funds Trust dated April 29, 2016.

Effective August 1, 2016, Philip J. Sanders will no longer serve as a manager of the SFT IvySM Growth Fund. At that time, Bradley M. Klapmeyer, Vice President of WRIMCO, will become a co-manager of the Fund.

The text on page 49, under the caption “SFT IvySM Growth Fund: Management,” is replaced by the following:

SFT IvySM Growth Fund: Management

The Fund is advised by Advantus Capital Management, Inc. (Advantus Capital) and sub-advised by Waddell & Reed Investment Management Company (WRIMCO). ‘Ivy’ is the service mark of Ivy Distributor, Inc., an affiliate of WRIMCO. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Daniel P. Becker, Senior Vice President, WRIMCO	May 1, 2014
Bradley M. Klapmeyer Vice President, WRIMCO	August 1, 2016

The text relating to SFT IvySM Growth Fund on page 115, under the caption “Portfolio Managers,” is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT IvySM Growth Fund	Daniel P. Becker Senior Vice President, WRIMCO	May 1, 2014	Portfolio Manager, Ivy Funds VIP Growth (formerly W & R Target Funds Growth Portfolio) since January 1997. Portfolio Manager, Waddell & Reed Investment Advisors Vanguard Fund since July 1997; Portfolio Manager, Ivy Large Cap Growth Fund since June 2000; Co-portfolio manager of the large cap growth product suite since July 2006, comprising institutional accounts, Waddell & Reed Advisors Vanguard Fund, Ivy Large Cap Growth Fund and Ivy Funds VIP Growth.
	Bradley M. Klapmeyer Vice President, WRIMCO	August 1, 2016	Investment Analyst with WRIMCO beginning in 2007; joined the Large Cap Growth team as Assistant Portfolio Manager in 2011; Portfolio Manager of Waddell & Reed Advisors Tax-Managed Equity Fund and Ivy Tax-Managed Equity Fund since 2014.

Please retain this supplement for future reference.

F86854 08-2016